INVENTORIES	12 Months Ended
Dec. 31, 2021
Inventory, Net [Abstract]
INVENTORIES [Text Block]

8. INVENTORIES

Inventories consisted of the following:

	December 31, 2021	December 31, 2020	December 31, 2019

Raw materials	$975,270	$841,978	$393,034

Inventory consists of raw gold awaiting transport to the smelter.